Deposits - Maturities of Fixed-Rate Time Deposits (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Time Deposits $250,000 and Over [Member]
Time Deposits By Maturity [Line Items]
2018	$ 4,400
2019	375
2020	1,210
2021	1,276
2022	672
Total	7,933
Other Time Deposits [Member]
Time Deposits By Maturity [Line Items]
2018	32,625
2019	6,392
2020	6,494
2021	7,253
2022	2,518
Total	$ 55,282